Document And Entity Information	Mar. 12, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	PTC Inc. (the “Company”) is filing this Amendment No. 1 to its Current Report on Form 8-K dated March 12, 2022 reporting the appointment of Amar Hanspal to the Board of Directors of the Company (the “Board”) effective April 1, 2022 to provide information about Mr. Hanspal’s Board committee appointments. At the time of his appointment, Mr. Hanspal’s committee appointments had not been determined.
Document Period End Date	Mar. 12, 2022
Entity Registrant Name	PTC Inc.
Entity Central Index Key	0000857005
Entity Emerging Growth Company	false
Securities Act File Number	0-18059
Entity Incorporation, State or Country Code	MA
Entity Tax Identification Number	04-2866152
Entity Address, Address Line One	121 Seaport Boulevard
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	781
Local Phone Number	370-5000
Entity Information, Former Legal or Registered Name	-
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	PTC
Security Exchange Name	NASDAQ